Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 92.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,566,555

		$4,566,555

Education — 21.6%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,824,360
Massachusetts Development Finance Agency, (Berklee College of Music):
5.00%, 10/1/29	1,000	1,207,640
5.00%, 10/1/39	2,000	2,384,500
Massachusetts Development Finance Agency, (Boston College):
5.00%, 7/1/21	475	475,000
5.00%, 7/1/55	1,000	1,632,030
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	3,000	3,605,430
5.45%, 5/15/59	400	529,404
(LOC: Northern Trust Co.), 0.00%, 10/1/40(1)	1,100	1,100,000
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,765,853
5.00%, 5/1/35	1,660	1,891,819
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,116,022
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/29	3,845	4,067,818
5.00%, 3/1/33	1,950	2,179,983
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,928,920
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	788,665
5.00%, 7/1/32	770	977,061
5.00%, 7/1/38	340	425,394
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,864,217
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,396,620
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,822,431
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,234,650

		$45,217,817

Escrowed/Prerefunded — 0.6%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	$1,100	$1,205,655

		$1,205,655

Security	Principal Amount (000’s omitted)	Value
General Obligations — 29.5%
Acton-Boxborough Regional School District, MA, 5.00%, 3/1/32	$2,075	$2,677,435
Attleboro, MA, 3.00%, 10/15/36	2,630	2,918,248
Belmont, MA:
4.00%, 2/15/29	1,195	1,442,293
4.00%, 2/15/30	1,245	1,501,719
4.00%, 2/15/31	1,045	1,254,805
4.00%, 3/15/31	2,910	3,500,410
Beverly, MA, 5.00%, 1/15/22	550	564,383
Boston, MA, 4.00%, 3/1/31	3,000	3,277,980
Braintree, MA, 4.00%, 10/15/21	585	591,470
Chelmsford, MA, 5.00%, 4/15/22	2,000	2,076,820
Danvers, MA:
4.00%, 8/15/30	600	725,100
4.00%, 8/15/33	540	649,188
Franklin, MA:
4.00%, 5/15/30	200	240,146
4.00%, 5/15/32	455	541,236
4.00%, 5/15/33	455	538,251
5.00%, 5/15/29	210	267,807
Harvard, MA:
4.00%, 8/15/30	1,025	1,238,712
4.00%, 8/15/31	1,270	1,530,413
Hingham, MA:
3.00%, 2/15/37	1,700	1,893,783
4.00%, 2/15/32	425	515,130
4.00%, 2/15/33	410	495,715
Lexington, MA, 4.00%, 2/1/29	1,855	2,236,036
Lincoln, MA:
4.00%, 3/1/30	2,120	2,541,096
4.00%, 3/1/31	2,205	2,639,164
4.00%, 3/1/33	2,285	2,726,325
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,245,602
4.00%, 2/1/42	975	1,127,480
Massachusetts, 5.00%, 3/1/31	3,000	3,369,180
Medford, MA, 5.00%, 7/15/29	735	940,998
Plymouth, MA:
5.00%, 5/1/26	710	711,243
5.00%, 5/1/28	1,160	1,162,030
5.00%, 5/1/31	1,090	1,091,907
5.00%, 5/1/32	1,000	1,001,750
Shrewsbury, MA, 4.00%, 7/15/33	2,370	2,844,403
Swampscott, MA, 5.00%, 1/15/26	355	429,632
Weston, MA:
4.00%, 1/15/31	1,275	1,550,260
4.00%, 1/15/32	1,495	1,807,365
Winchester, MA, 5.00%, 4/15/36	775	777,930
Worcester, MA, 2.00%, 2/1/22	5,000	5,053,900

		$61,697,345

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/27	$1,100	$1,113,200
5.00%, 10/1/28(2)	1,600	2,046,064
5.00%, 10/1/29(2)	600	783,504
5.00%, 10/1/31(2)	400	540,784
Massachusetts Development Finance Agency, (Beth Israel Lahey Health):
5.00%, 7/1/33	625	795,719
5.00%, 7/1/38	600	754,278
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,211,620
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,080,396
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,037,278
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,317,680
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/21	400	400,000
5.00%, 7/1/37	1,600	1,989,424
(SPA: Barclays Bank PLC), 0.02%, 7/1/46(1)	1,300	1,300,000
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,247,957
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	800,000
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 0.02%, 7/1/40(1)	2,690	2,690,000

		$24,107,904

Housing — 1.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(3)	$2,935	$2,935,000

		$2,935,000

Industrial Development Revenue — 0.7%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(4)	$670	$706,830
(AMT), 4.875%, 11/1/42(4)	740	784,592

		$1,491,422

Insured-Education — 3.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$7,703,677

		$7,703,677

Insured-Special Tax Revenue — 4.1%
Martha’s Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$2,014,302
Massachusetts, Special Obligations, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,608,979

		$8,623,281

Insured-Transportation — 3.8%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,984,160

		$7,984,160

Senior Living/Life Care — 0.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$538,588
5.00%, 12/1/42	525	606,233

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(4)	$205	$231,783
5.00%, 11/15/38(4)	135	151,195

		$1,527,799

Special Tax Revenue — 3.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$123,257
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/40	2,500	3,086,275
5.00%, 7/1/26	2,000	2,439,260
5.25%, 7/1/31	1,240	1,728,275

		$7,377,067

Student Loan — 2.4%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,000,000

		$5,000,000

Transportation — 5.0%
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/31	$1,555	$1,979,375
(AMT), 5.00%, 7/1/34	2,110	2,557,869
(AMT), 5.00%, 7/1/43	3,000	3,565,740
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,263,440

		$10,366,424

Water and Sewer — 1.4%
Massachusetts Water Resources Authority, (SPA: TD Bank, N.A.), 0.03%, 8/1/37(1)	$1,995	$1,995,000
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/21	250	250,985
Springfield Water and Sewer Commission, MA:
4.00%, 4/15/30	225	273,123
4.00%, 4/15/33	335	402,533

		$2,921,641

Total Tax-Exempt Municipal Obligations — 92.1% (identified cost $177,354,506)		$192,725,747

Taxable Municipal Obligations — 9.2%

Security	Principal Amount (000’s omitted)	Value
Education — 4.2%
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$984,570
Massachusetts School Building Authority:
2.95%, 5/15/43	2,500	2,575,950
3.395%, 10/15/40	2,000	2,150,000
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	3,075,492

		$8,786,012

General Obligations — 1.9%
Massachusetts, 2.514%, 7/1/41	$4,000	$4,037,880

		$4,037,880

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.5%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,095,560

		$1,095,560

Special Tax Revenue — 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
1.24%, 7/1/26	$1,715	$1,730,384
1.525%, 7/1/27	1,500	1,520,925

		$3,251,309

Student Loan — 1.0%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29(2)	$2,000	$2,007,380

		$2,007,380

Total Taxable Municipal Obligations — 9.2% (identified cost $18,607,629)		$19,178,141

Total Investments — 101.3% (identified cost $195,962,135)		$211,903,888

Other Assets, Less Liabilities — (1.3)%		$(2,779,154)

Net Assets — 100.0%		$209,124,734

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 12.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $1,997,657 or 1.0% of the Fund’s net assets.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$192,725,747	$—	$192,725,747
Taxable Municipal Obligations	—	19,178,141	—	19,178,141
Total Investments	$—	$211,903,888	$—	$211,903,888

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.